Fair value of financial instruments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Fair value of financial instruments
Note 28 – Fair value of financial instruments

In cases where market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. These techniques are significantly affected by the assumptions adopted, including the discount rate and estimate of future cash flows. The estimated fair value obtained through these techniques cannot be substantiated by comparison with independent markets and, in many cases, cannot be achieved on immediate settlement of the instrument.

The following table summarizes the book values and estimated fair values for financial instruments:

			12/31/2020		12/31/2019
			Book value	Fair value (*)	Book value	Fair value
Cash	(a	)	46,224	46,224	30,367	30,367
Financial assets			1,851,322	1,861,146	1,501,481	1,513,562
At Amortized Cost			1,275,799	1,285,623	1,101,892	1,113,973
Central Bank compulsory deposits	(a	)	90,059	90,059	91,248	91,248
Interbank deposits	(b	)	55,685	55,883	34,583	34,622
Securities purchased under agreements to resell	(a	)	239,943	239,943	198,428	198,428
Securities	(c	)	129,804	131,159	133,119	135,891
Loan and Financial Lease	(d	)	714,104	722,375	585,791	595,061
Other financial assets	(e	)	93,255	93,255	94,752	94,752
(-) Provision for Expected Loss			(47,051)	(47,051)	(36,029)	(36,029)
At Fair Value Through Other Comprehensive Income			109,942	109,942	76,660	76,660
Securities	(c	)	109,942	109,942	76,660	76,660
At Fair Value Through Profit or Loss			465,581	465,581	322,929	322,929
Securities	(c	)	389,071	389,071	281,075	281,075
Derivatives	(c	)	76,504	76,504	41,854	41,854
Other financial assets			6	6	—	—
Financial liabilities			1,579,686	1,581,953	1,211,999	1,214,196
At Amortized Cost			1,495,641	1,497,908	1,159,830	1,162,027
Deposits	(b	)	809,010	808,965	507,060	507,110
Securities sold under repurchase agreements	(a	)	273,364	273,364	256,583	256,583
Interbank market funds	(b	)	156,035	156,106	174,862	174,949
Institutional market funds	(b	)	138,308	140,549	104,244	106,304
Other financial liabilities	(e	)	118,924	118,924	117,081	117,081
At Fair Value Through Profit or Loss			79,653	79,653	48,029	48,029
Derivatives	(c	)	79,505	79,505	47,828	47,828
Structured notes			143	143	201	201
Other financial liabilities			5	5	—	—
Provision for Expected Loss			4,392	4,392	4,140	4,140
Loan Commitments			3,485	3,485	3,303	3,303
Financial Guarantees			907	907	837	837

(*)
In the period, the result of Derivatives, as well as Adjustment to Fair Value of Financial Assets (particularly private securities) had their amounts affected by oscillations of rates and other market variables arising from the impact of the COVID-19 pandemic on the macroeconomic scenario in the period (Note 33a).

Financial instruments not included in the Balance Sheet (Note 32) are represented by Standby letters of credit and financial guarantees provided, which amount to R$ 110,410 (R$ 81,733 at 12/31/2019) with an estimated fair value of R$ 520 (R$ 968 at 12/31/2019).

The methods and assumptions used to estimate the fair value are defined below:

a)
Cash, Central Bank compulsory deposits, Securities purchased under agreements to resell and Securities sold under repurchase agreements
– The carrying amounts for these instruments are close to their fair values.

b)	Interbank deposits, Deposits, Interbank and Institutional Market Funds – they are calculated by discounting estimated cash flows at market interest rates.

c)
Securities and Derivatives
– Under normal conditions, the prices quoted in the market are the best indicators of the fair values of these financial instruments. However, not all instruments have liquidity or quoted market prices and, in such cases, it is necessary to adopt present value estimates and other techniques to establish their fair value. In the absence of prices quoted by the Brazilian Association of Financial and Capital Markets Entities (ANBIMA), the fair values of government securities are determined based on the interest rates provided by brokers. The fair values of corporate securities are calculated by discounting estimated cash flows at market interest rates. The fair values of shares are based on the prices quoted in the market. The fair values of derivative financial instruments were determined as follows:

•
Swaps:
The cash flows are discounted to present value based on yield curves that reflect the appropriate risk factors, mainly following swap prices on B3 for derivatives, of Brazilian government securities in the secondary market or derivatives and securities traded abroad. These yield curves may be used to obtain the fair value of currency swaps, interest rate swaps and swaps based on other risk factors (commodities, stock exchange indices, etc.).

•	Futures and forwards: Quotations on exchanges or using criteria identical to those applied to swaps.

•
Options:
Determined through mathematical models, such as Black-Scholes, using data, in general from Bloomberg, for implicit volatility, interest rate yield curve and fair value of the underlying asset. Current market prices of options are used to compute the implicit volatilities.

•
Credit Derivatives:
They are inversely related to the probability of default (PD) in a financial instrument subject to credit risk. The process of adjusting the market price of these spreads is based on the differences between the yield curves with and without credit risk.

d)
Loans and financial leases
– Fair value is estimated for groups of loans with similar financial and risk characteristics, using valuation models. The fair value of fixed-rate loans was determined by discounting estimated cash flows, at interest rates applicable to similar loans. For the majority of loans at floating rates, the carrying amount was considered to be close to their market value. The fair value of loan and lease operations not overdue was calculated by discounting the expected payments of principal and interest to maturity. The fair value of overdue loan and lease transactions was based on the discount of estimated cash flows, using a rate proportional to the risk associated with the estimated cash flows, or on the underlying collateral. The assumptions for cash flows and discount rates rely on information available in the market and knowledge of the individual debtor.

e)
Other financial assets / liabilities
– primarily composed of receivables from credit card issuers, deposits in guarantee for contingent liabilities, provisions and legal obligations and trading and intermediation of securities. The carrying amounts for these assets/liabilities substantially approximate to their fair values, since they principally represent amounts to be received in the short term from credit card holders and to be paid to credit card issuers, deposits in guarantee (indexed to market rates) made by ITAÚ UNIBANCO HOLDING to secure lawsuits or very short-term receivables (generally with a maturity of approximately 5 business days). All of these items represent assets / liabilities without significant associated market, credit or liquidity risks.

Level 1:
Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets. An active market is a market in which transactions for the asset or liability being measured occur often enough and with sufficient volume to provide pricing information on an ongoing basis.

Level 2:
Input that is not observable for the asset or liability either directly or indirectly. Level 2 generally includes: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current, or quoted prices vary substantially either over time or among market makers, or in which little information is released publicly; (iii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, etc.); (iv) inputs that are mainly derived from or corroborated by observable market data through correlation or by other means.

Level 3:
Inputs are not observable for the asset or liability. Unobservable information is used to measure fair value to the extent that observable information is not available, thus allowing for situations in which there is little, or no market activity for the asset or liability at the measurement date.

Financial assets at fair value through profit or loss, including Derivatives, and at fair value through other comprehensive income:

Level 1:
Highly-liquid securities with prices available in an active market and derivatives traded on stock exchanges. This classification level includes most of the Brazilian government securities, other foreign government securities, shares and debentures traded on stock exchanges and other securities traded in an active market.

Level 2:
When pricing information is not available for a specific security, valuation is usually based on prices quoted in the market for similar instruments, pricing information obtained from pricing services, such as Bloomberg, Reuters and brokers (only when the prices represent actual transactions) or discounted cash flows, which use information for assets actively traded in an active market. These securities are classified at Level 2 of the fair value hierarchy and consist of certain Brazilian government securities, debentures, some government securities quoted in a less liquid market than for Level 1, and some share prices in investment funds.

Derivatives included in Level 2 are credit default swaps, cross- currency swaps, interest rate swaps, simple options and some forwards
,
since information adopted by pricing models is immediately observable in actively quoted markets. The models used for these instruments are Black-Scholes, Garman & Kohlhagen, Monte Carlo and discounted cash flow.

ITAÚ UNIBANCO HOLDING does not hold positions in alternative investment funds or private equity funds.

Level 3:
When there is no pricing information in an active market, ITAÚ UNIBANCO HOLDING uses internally developed models, from curves generated according to a proprietary model. Level 3 classification includes some Brazilian government and corporate securities falling due after 2025 which are not usually traded in an active market.

Derivatives with fair values classified in Level 3 of the fair value hierarchy are composed of exotic options, certain swaps indexed to non-observable inputs, and swaps with other products, such as swap with options or with verification, credit derivatives and futures of certain commodities.

All the above methods may result in a fair value that is not indicative of the net realizable value or future fair values. However, ITAÚ UNIBANCO HOLDING believes that all the method used are appropriate and consistent with other market participants. Moreover, the adoption of different methods or assumptions to estimate fair value may result in different fair value estimates at the balance sheet date.

Distribution by level

The following table presents the breakdown of fair value hierarchy levels.

The following table presents the breakdown of fair value hierarchy levels.	12/31/2020				12/31/2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	312,572	70,791	1,968	385,331	234,583	43,738	1,719	280,040

Investment funds	576	13,628	—	14,204	318	7,949	—	8,267
Brazilian government securities	279,180	6,705	—	285,885	216,167	3,444	—	219,611
Government securities – other countries	8,210	—	—	8,210	1,520	—	—	1,520

Argentina	1,498	—	—	1,498	318	—	—	318
Chile	840	—	—	840	488	—	—	488
Colombia	3,603	—	—	3,603	409	—	—	409
United States	2,085	—	—	2,085	141	—	—	141
Italy	130	—	—	130	—	—	—	—
Mexico	5	—	—	5	57	—	—	57
Paraguay	3	—	—	3	2	—	—	2
Peru	5	—	—	5	8	—	—	8
Uruguay	41	—	—	41	97	—	—	97
Corporate securities	24,606	50,458	1,968	77,032	16,578	32,345	1,719	50,642

Shares	14,176	4,871	—	19,047	9,847	4,790	—	14,637
Rural product note	—	2,285	64	2,349	—	—	—	—
Bank deposit certificates	—	729	—	729	—	792	—	792
Real estate receivables certificates	—	—	548	548	—	—	1,444	1,444
Debentures	7,962	20,625	1,350	29,937	4,667	7,763	225	12,655
Eurobonds and others	2,383	—	—	2,383	2,064	102	7	2,173
Financial bills	—	15,777	6	15,783	—	18,501	13	18,514
Promissory notes	—	5,616	—	5,616	—	313	—	313
Other	85	555	—	640	—	84	30	114
Other Financial Assets	—	6	—	6	—	—	—	—
Financial assets at fair value through other comprehensive income	84,239	25,703	—	109,942	72,455	4,171	34	76,660

Brazilian government securities	66,701	1,248	—	67,949	49,879	853	—	50,732
Government securities – other countries	12,751	21,651	—	34,402	20,571	—	—	20,571

Germany	—	—	—	—	23	—	—	23
Chile	—	21,651	—	21,651	11,208	—	—	11,208
Colombia	3,986	—	—	3,986	3,878	—	—	3,878
United States	3,750	—	—	3,750	2,756	—	—	2,756
Italy	—	—	—	—	329	—	—	329
Mexico	1,181	—	—	1,181	—	—	—	—
Paraguay	2,947	—	—	2,947	1,780	—	—	1,780
Uruguay	887	—	—	887	597	—	—	597
Corporate securities	4,787	2,804	—	7,591	2,005	3,318	34	5,357

Shares	1,382	—	—	1,382	149	—	—	149
Bank deposit certificates	—	307	—	307	—	2,371	—	2,371
Real estate receivables certificates	—	—	—	—	—	—	26	26
Debentures	419	470	—	889	334	—	—	334
Eurobonds and others	2,986	2,027	—	5,013	1,522	947	8	2,477
Financial assets designated at fair value through profit or loss	3,740	—	—	3,740	1,035	—	—	1,035

Brazilian external debt bonds	3,740	—	—	3,740	1,035	—	—	1,035
Financial liabilities at fair value through profit or loss	—	5	—	5	—	—	—	—

Other financial liabilities	—	5	—	5	—	—	—	—
Financial liabilities designated at fair value through profit or loss	—	143	—	143	—	201	—	201

Structured notes	—	143	—	143	—	201	—	201

The following table presents the breakdown of fair value hierarchy levels for derivative assets and liabilities.

	12/31/2020				12/31/2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	23	76,376	105	76,504	14	41,737	103	41,854

Swap Contracts – adjustment receivable	—	45,926	93	46,019	—	26,426	32	26,458
Option Contracts	4	20,402	12	20,418	—	8,385	71	8,456
Forward Contracts	—	2,085	—	2,085	—	2,162	—	2,162
Credit derivatives	—	156	—	156	—	167	—	167
NDF - Non Deliverable Forward	—	7,596	—	7,596	—	4,446	—	4,446
Other derivative financial instruments	19	211	—	230	14	151	—	165

Liabilities	(22)	(79,373)	(110)	(79,505)	(7)	(47,736)	(85)	(47,828)

Swap Contracts – adjustment payable	—	(51,680)	(109)	(51,789)	—	(32,881)	(46)	(32,927)
Option Contracts	(13)	(20,248)	(1)	(20,262)	—	(9,022)	(39)	(9,061)
Forward Contracts	—	(905)	—	(905)	—	(754)	—	(754)
Credit derivatives	—	(76)	—	(76)	—	(40)	—	(40)
NDF - Non Deliverable Forward	—	(6,426)	—	(6,426)	—	(4,971)	—	(4,971)
Other derivative financial instruments	(9)	(38)	—	(47)	(7)	(68)	—	(75)

There were no significant transfer between Level 1 and Level 2 during the periods of 12/31/2020 and 12/31/2019. Transfers to and from Level 3 are presented in movements of Level 3.

Measurement of Level 2 fair value based on pricing services and brokers

To ensure that the fair value of these instruments is properly classified as Level 2, in -house analysis of information received are conducted, so as to understand the nature of the inputs used by the service provider.

Prices provided by pricing services that meet the following requirements are considered Level 2: input is immediately available, regularly distributed, provided by sources actively involved in significant markets and it is not proprietary.

For financial instruments classified as Level 2, the pricing service or brokers were used to price securities substantially represented by:

•
Debentures:
When available, we use price information for transactions recorded in the Brazilian Debenture System (SND), an electronic platform operated by B3, which provides multiple services for transactions involving debentures in the secondary market. Alternatively, prices of debentures provided by ANBIMA are used. Its methodology includes obtaining, on a daily basis, illustrative non-binding prices from a group of market players deemed to be significant. Such information is subject to statistical filters intended to eliminate outliers.

•
Financial Bills:
In order to mark Financial Bills to market, it is necessary to calculate its future value by projecting the notional issue value and its yields established by contract (fixed rate, floating rate or price index) and discounting the fixed curve in reais, obtained through DI Futures prices traded on B3.

•
Global and corporate securities:
The pricing process for these securities consists of capturing from 2 to 8 quotes from Bloomberg, depending on the asset. The method then compares the highest purchase prices and the lowest sale prices of trades provided by Bloomberg for the last day of the month. These prices are compared with information from purchase orders that the Institutional Treasury of ITAÚ UNIBANCO HOLDING provides to Bloomberg. Should the difference between them be lower than 0.5%, the average price of Bloomberg is used. If it is higher than 0.5% or if the Institutional Treasury does not provide information on this specific security, the average price gathered directly from other banks is used. The Institutional Treasury price is used as a reference only and never in the computation of the final price.

Level 3 recurring fair value measurements

The departments in charge of defining and applying the pricing models are segregated from the business areas. The models are documented, submitted to validation by an independent area and approved by a specific committee. The daily process of price capture, calculation and disclosure is periodically checked according to formally defined tests and criteria and the information is stored in a single corporate data base.

The most frequent cases of assets classified as Level 3 are justified by the discount factors used. Factors such as the fixed interest curve in Brazilian Reais and the TR coupon curve – and, as a result, their related factors – have inputs with terms shorter than the maturities of fixed-income assets. For swaps, the indexers for both legs are analyzed. There are some cases in which the input periods are shorter than the maturity of the derivative.

Level 3 recurring fair value changes

The tables below show balance sheet changes for financial instruments classified by ITAÚ UNIBANCO HOLDING in Level 3 of the fair value hierarchy. Derivative financial instruments classified in Level 3 correspond to other derivatives indexed to shares.

		Total gains or losses (realized / unrealized)
	Fair value at 12/31/2019	Recognized in income	Recognized in other comprehensive income	Purchases	Settlements	Transfers in and /or out of Level	Fair value at 12/31/2020	Total Gains or Losses (Unrealized)
Financial assets at fair value through profit or loss	1,719	(1,160)	—	1,619	(779)	569	1,968	(700)

Corporate securities	1,719	(1,160)	—	1,619	(779)	569	1,968	(700)
Real estate receivables certificates	1,444	(726)	—	263	(433)	—	548	(14)
Debentures	225	(369)	—	1,050	(272)	716	1,350	(635)
Rural Product Note	—	(55)	—	227	(19)	(89)	64	(51)
Eurobonds and other	7	(6)	—	69	(12)	(58)	—	—
Financial bills	13	(2)	—	—	(5)	—	6	—
Other	30	(2)	—	10	(38)	—	—	—

Financial assets at fair value through other comprehensive income	34	7	(6)	248	(167)	(116)	—	—

Corporate securities	34	7	(6)	248	(167)	(116)	—	—
Real estate receivables certificates	26	—	—	—	(26)	—	—	—
Eurobonds and other	8	7	(6)	248	(141)	(116)	—	—

	Fair value at 12/31/2019	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2020	Total Gains or Losses (Unrealized)
		Recognized in income	Recognized in other comprehensive income
Derivatives – assets	103	89	—	193	(234)	(46)	105	51

Swap Contracts – adjustment receivable	32	107	—	10	(11)	(45)	93	91
Option Contracts	71	(18)	—	183	(223)	(1)	12	(40)

Derivatives – liabilities	(85)	(93)	—	(130)	177	21	(110)	(90)

Swap Contracts – adjustment payable	(46)	(74)	—	(12)	1	22	(109)	(90)
Option Contracts	(39)	(19)	—	(118)	176	(1)	(1)	—

	Fair value at 12/31/2018	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2019	Total Gains or Losses (Unrealized)
		Recognized in income	Recognized in other comprehensive income
Financial assets at fair value through profit or loss	2,833	(1,300)	—	1,755	(907)	(662)	1,719	(307)

Corporate securities	2,833	(1,300)	—	1,755	(907)	(662)	1,719	(307)
Shares	1,268	(285)	—	—	—	(983)	—	—
Real estate receivables certificates	1,411	(487)	—	573	(53)	—	1,444	29
Debentures	85	(504)	—	604	(222)	262	225	(336)
Eurobonds and other	31	(4)	—	3	(51)	28	7	—
Financial bills	5	6	—	8	(6)	—	13	—
Other	33	(26)	—	567	(575)	31	30	—

Financial assets designated at fair value through other comprehensive income	—	43	(47)	76	(68)	30	34	(2)

Corporate securities	—	43	(47)	76	(68)	30	34	(2)
Real estate receivables certificates	—	—	—	26	—	—	26	—
Debentures	—	(2)	6	50	(54)	—	—	1
Eurobonds and other	—	45	(53)	—	(14)	30	8	(3)

	Fair value at 12/31/2018	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2019	Total Gains or Losses (Unrealized)
		Recognized in income	Recognized in other comprehensive income
Derivatives – Assets	142	(78)	—	274	(156)	(79)	103	(1)

Swap Contracts – adjustment receivable	90	21	—	2	(2)	(79)	32	31
Option Contracts	52	(99)	—	272	(154)	—	71	(32)
Derivatives – Liabilities	(26)	(17)	—	(196)	172	(18)	(85)	(2)

Swap Contracts – adjustment payable	(3)	(51)	—	(10)	36	(18)	(46)	(17)
Option Contracts	(23)	34	—	(186)	136	—	(39)	15

Sensitivity analysis of Level 3 operations

The fair value of financial instruments classified in Level 3 is measured through valuation techniques based on correlations and associated products traded in active markets, internal estimates and internal models.

Significant unobservable inputs used for measurement of the fair value of instruments classified in Level 3 are: interest rates, underlying asset prices and volatility. Significant variations in any of these inputs separately may give rise to substantial changes in the fair value.

The table below shows the sensitivity of these fair values in scenarios of changes of interest rates or, asset prices, or in scenarios with varying shocks to prices and volatilities for nonlinear assets:

Sensitivity – Level 3 Operations		12/31/2020		12/31/2019
		Impact			Impact
Market risk factor groups	Scenarios	Income	Stockholders’ equity	Income	Stockholders’ equity
Interest rates	I	(0.8)	—	(0.9)	(0.0)
	II	(19.8)	—	(23.3)	(0.3)
	III	(38.2)	—	(46.1)	(0.6)

Commodities, Index and Shares	I	—	—	—	—
	II	—	—	—	—

Nonlinear	I	(8.3)	—	(22.6)	—
	II	(11.6)	—	(43.2)	—

The following scenarios are used to measure sensitivity:

Interest rate

Based on reasonably possible changes in assumptions of 1, 25 and 50 basis points (scenarios I, II and III respectively) applied to the interest curves, both up and down, taking the largest losses resulting in each scenario.

Commodities, Index and Shares

Based on reasonably possible changes in assumptions of 5 and 10 percentage points (scenarios I and II respectively) applied to share prices, both up and down, taking the largest losses resulting in each scenario.

Nonlinear

Scenario I:
Based on reasonably possible changes in assumptions of 5 percentage points on prices and 25 percentage points on the volatility level, both up and down, taking the largest losses resulting in each scenario.

Scenario II:
Based on reasonably possible changes in assumptions of 10 percentage points on prices and 25 percentage points on the volatility level, both up and down, taking the largest losses resulting in each scenario.